Cover Page	9 Months Ended
Sep. 30, 2023
Document Information [Line Items]
Document Type	S-1
Entity Registrant Name	Spyre Therapeutics, Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	46-4312787
Entity Address, Address Line One	221 Crescent Street
Entity Address, Address Line Two	Building 23
Entity Address, Address Line Three	Suite 105
Entity Address, City or Town	Waltham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02453
City Area Code	617
Local Phone Number	651-5940
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Central Index Key	0001636282
Amendment Flag	false
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	221 Crescent Street
Entity Address, Address Line Two	Building 23
Entity Address, Address Line Three	Suite 105
Entity Address, City or Town	Waltham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02453
City Area Code	617
Local Phone Number	651-5940
Contact Personnel Name	Heidy King-Jones